Cost of Income (Details) - Schedule of Cost of Income - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cost of Income [Abstract]
Commission to traders	[1]	$ 10,718,360	$ 3,014,047	$ 75,785
Technical support fees	[2]	382,816	606,688
Transaction fee	[3]	34,621	50,663
Total cost of income		$ 11,135,797	$ 3,671,398	$ 75,785

[1]	The commission to traders was paid to the traders for offering operations and marketing services in generating income from trading of digital assets, listed securities and derivative, which charged to approximately 50% of the net income generated for the year end.
[2]	The technical support fees were paid to the consultants for the crypto assets trading consultation services provided.
[3]	The transaction fee were paid to the exchange institution when performed the trading of the digital assets on the platform.